UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file number: 811-3363

Exact name of registrant as specified in charter:
Delaware Group Limited-Term Government Funds

Address of principal executive offices:
2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:
David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant's telephone number, including area code: (800) 523-1918

Date of fiscal year end: December 31

Date of reporting period: June 30, 2006

Item 1. Reports to Stockholders

Disclosure of Fund expenses

For the period January 1, 2006 to June 30, 2006


As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments, reinvested dividends, or other distributions; redemption fees; and exchange fees; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period January 1, 2006 to June 30, 2006.


Actual Expenses

The first section of the table shown, "Actual Fund Return," provides information about actual account values and actual expenses. You may use the information in this section of the table, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period.


Hypothetical Example for Comparison Purposes

The second section of the table shown, "Hypothetical 5% Return," provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads), redemption fees, or exchange fees. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher. The Fund's actual expenses shown in the table reflect fee waivers in effect. The expenses shown in the table assume reinvestment of all dividends and distributions.


Delaware Limited-Term Government Fund
Expense Analysis of an Investment of $1,000


                                                                      Expenses
                         Beginning      Ending                       Paid During
                          Account       Account      Annualized        Period
                           Value         Value         Expense        1/1/06 to
                          1/1/06        6/30/06        Ratios         6/30/06*
________________________________________________________________________________

Actual Fund return

Class A                  $1,000.00     $1,005.00       0.80%            $3.98
Class B                   1,000.00      1,000.80       1.65%             8.19
Class C                   1,000.00      1,000.80       1.65%             8.19
Class R                   1,000.00      1,003.30       1.15%             5.71
Institutional Class       1,000.00      1,005.80       0.65%             3.23
________________________________________________________________________________

With hypothetical 5% return (5% return before expenses)

Class A                  $1,000.00     $1,020.83       0.80%            $4.01
Class B                   1,000.00      1,016.61       1.65%             8.25
Class C                   1,000.00      1,016.61       1.65%             8.25
Class R                   1,000.00      1,019.09       1.15%             5.76
Institutional Class       1,000.00      1,021.57       0.65%             3.26
________________________________________________________________________________


*"Expenses Paid During Period" are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

Sector allocation & Credit quality breakdown

Delaware Limited-Term Government Fund

June 30, 2006


Sector designations may be different than the sector designations presented in other Fund materials.


                                                                    Percentage
Sector                                                             of Net Assets
________________________________________________________________________________

Agency Asset-Backed Securities                                          0.64%
________________________________________________________________________________

Agency Collateralized Mortgage Obligations                             14.12%
________________________________________________________________________________

Agency Mortgage-Backed Securities                                      40.22%
________________________________________________________________________________

Agency Obligations                                                      8.78%
________________________________________________________________________________

Commercial Mortgage-Backed Securities                                   1.29%
________________________________________________________________________________

Corporate Bonds                                                         0.84%
________________________________________________________________________________

Brokerage                                                               0.40%
Electric                                                                0.44%
________________________________________________________________________________

Municipal Bonds                                                         0.40%
________________________________________________________________________________

Non-Agency Asset Backed Securities                                      8.25%
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations                          9.30%
________________________________________________________________________________

U.S. Treasury Obligations                                              16.96%
________________________________________________________________________________

Repurchase Agreements                                                   5.90%
________________________________________________________________________________

Total Market Value of Securities                                      106.70%
________________________________________________________________________________

Liabilities Net of Receivables and Other Assets                        (6.70%)
________________________________________________________________________________

Total Net Assets                                                      100.00%
________________________________________________________________________________


Credit Rating Breakdown
(as a % of fixed income investments)
________________________________________________________________________________

AAA                                                                    98.90%
AA                                                                      0.50%
A                                                                       0.60%
________________________________________________________________________________

Total                                                                 100.00%
________________________________________________________________________________

Statement of net assets

Delaware Limited-Term Government Fund

June 30, 2006 (Unaudited)


                                                       Principal        Market
                                                        Amount          Value
________________________________________________________________________________

Agency Asset-Backed Securities - 0.64%
________________________________________________________________________________

     Fannie Mae Grantor Trust
          Series 2003-T4 2A5 4.907%
               9/26/33                                $  462,671     $   456,833
        ~ Series 2004-T4 A3 4.42%
               8/25/24                                 1,145,180       1,139,990
                                                                     ___________
     Total Agency Asset-Backed
          Securities (cost $1,603,824)                                 1,596,823
                                                                     ___________
________________________________________________________________________________

Agency Collateralized Mortgage Obligations - 14.12%
________________________________________________________________________________

   ~ E.F. Hutton Trust III Series 1 A
          6.23% 10/25/17                                 166,121         166,169
     Fannie Mae
          Series 1993-18 PK 6.50%
               2/25/08                                   312,513         312,793
        ~ Series 1993-71 PL 6.50%
               5/25/08                                   312,948         312,160
          Series 1996-46 ZA 7.50%
               11/25/26                                  529,238         558,770
          Series 2001-50 BA 7.00%
               10/25/41                                  549,980         558,125
          Series 2003-122 AJ 4.50%
               2/25/28                                   415,573         399,460
     Fannie Mae Grantor Trust
          Series 2001-T8 A2 9.50%
               7/25/41                                 1,517,545       1,622,273
          Series 2001-T10 A1 7.00%
               12/25/41                                  617,012         628,168
          Series 2002-T1 A2 7.00%
               11/25/31                                  348,977         354,461
     Fannie Mae Whole Loan
          Series 2002-W1 2A 7.50%
               2/25/42                                   359,362         368,380
          Series 2003-W3 2A3 4.16%
               6/25/42                                   112,999         112,373
          Series 2004-W9 2A1 6.50%
               2/25/44                                   422,314         426,138
     Freddie Mac
          Series 1490 CA 6.50% 4/15/08                   108,131         108,149
          Series 2480 EH 6.00%
               11/15/31                                  390,532         390,178
          Series 2552 KB 4.25% 6/15/27                   977,591         963,006
          Series 2662 MA 4.50%
               10/15/31                                  743,707         722,198
          Series 2915 KP 5.00%
               11/15/29                                  640,000         615,780
          Series 3063 PC 5.00% 2/15/29                 1,035,000       1,000,715
     Freddie Mac Stated Final
          Series 5 GC 2.95% 12/15/09                   3,013,125       2,915,674
   / Freddie Mac Structured Pass
          Through Securities
          Series T-42 A5 7.50% 2/25/42                   129,209         132,680
          Series T-56 A3B 4.406%
               8/25/39                                 1,988,213       1,971,229
          Series T-58 2A 6.50% 9/25/43                 2,259,957       2,277,203
        ~ Series T-60 1A4C 5.395%
               3/25/44                                 3,000,000       2,947,997
     GNMA
          Series 2002-28 B 5.779%
               7/16/24                                $6,000,000     $ 6,022,755
          Series 2002-61 BA 4.648%
               3/16/26                                 2,275,282       2,223,615
          Series 2003-72 C 4.86%
               2/16/30                                 2,500,000       2,407,734
          Series 2003-78 B 5.11%
               10/16/27                                5,000,000       4,836,198
                                                                     ___________
Total Agency Collateralized Mortgage
     Obligations (cost $36,214,883)                                   35,354,381
                                                                     ___________
________________________________________________________________________________

Agency Mortgage-Backed Securities - 40.22%
________________________________________________________________________________

     Fannie Mae
          4.50% 9/1/13 to 3/1/14                       2,756,414       2,650,683
          5.50% 5/15/09 to 1/1/13                      1,947,339       1,918,720
          6.00% 9/1/12                                 1,625,714       1,629,778
          6.215% 6/1/08                                1,224,362       1,227,806
          6.50% 8/1/17                                   443,317         448,720
          6.765% 1/1/07                                2,104,897       2,100,292
          7.00% 11/15/16                               1,334,803       1,363,167
          7.41% 4/1/10                                 4,794,925       5,091,612
          9.00% 11/1/15                                  198,500         212,023
          10.00% 10/1/30                                 175,884         195,726
          10.50% 6/1/30                                   90,975         102,233
          16.00% 11/15/12                                266,167         327,718
   ~ Fannie Mae ARM
          3.024% 6/1/34                                  995,023         974,605
          3.788% 8/1/34                                  967,581         964,494
          4.764% 12/1/33                               1,295,034       1,322,165
          4.965% 11/1/33                               2,843,009       2,728,013
          5.068% 8/1/35                                  855,076         822,862
          5.949% 4/1/36                                4,924,019       4,933,989
          6.20% 6/1/36                                 1,835,000       1,841,881
          6.376% 4/1/36                                  852,123         866,170
   ~ Fannie Mae ARM TBA
          6.25% 7/25/36                                1,925,000       1,938,836
          6.35% 7/25/36                                2,435,000       2,468,862
     Fannie Mae Balloon 7 yr
          4.00% 8/1/10                                 1,896,613       1,801,190
          5.00% 8/1/11                                 2,604,634       2,539,519
     Fannie Mae FHAVA
          7.25% 4/1/09                                     7,477           7,570
          7.50% 3/1/25                                    65,059          67,438
          8.50% 8/1/09                                     8,544           8,760
          10.00% 1/1/19                                   68,255          75,037
          11.00% 8/1/10 to 12/1/15                       493,514         533,545
     Fannie Mae GPM 11.00% 11/1/10                        18,716          19,996
     Fannie Mae Relocation 15 yr
          4.00% 9/1/20                                 1,109,668       1,018,468
     Fannie Mae Relocation 30 yr
          5.00% 9/1/33                                   735,573         696,036
     Fannie Mae S.F. 15 yr
          5.00% 7/1/19                                   613,844         592,359


                                                                   (continues) 3

Statement of net assets

Delaware Limited-Term Government Fund


                                                       Principal        Market
                                                        Amount          Value
________________________________________________________________________________

Agency Mortgage-Backed Securities (continued)
________________________________________________________________________________

     Fannie Mae S.F. 15 yr (continued)
          7.50% 4/1/11                                $   16,200    $     16,575
          8.00% 10/1/09 to 10/1/16                     1,460,505       1,513,137
          8.50% 3/1/08                                    10,570          10,580
     Fannie Mae S.F. 15 yr TBA 6.00%
          7/1/21                                       2,000,000       2,007,500
     Fannie Mae S.F. 20 yr 6.50%
          2/1/22                                         589,834         597,207
     Fannie Mae S.F. 30 yr
          5.50% 3/1/29 to 4/1/29                       2,042,862       1,973,277
          7.00% 8/1/32 to 9/1/32                         502,700         515,110
          7.50% 12/1/10 to 11/1/31                       299,429         307,573
          8.00% 6/1/07 to 5/1/24                         663,895         696,394
          8.50% 11/1/07 to 8/1/17                        357,644         372,042
          9.00% 8/1/22                                   508,247         547,795
          9.25% 3/1/09 to 3/1/20                          74,391          79,592
          10.00% 2/1/25                                1,090,686       1,204,867
          11.00% 7/1/12 to 8/1/20                        296,096         326,633
          11.50% 11/1/16                                 100,191         111,055
          12.50% 2/1/11                                    2,612           2,773
          13.00% 7/1/15                                   29,320          31,473
     Fannie Mae S.F. 30 yr TBA
          5.00% 7/1/36                                   570,000         532,950
          5.50% 7/1/36                                   350,000         336,219
          6.00% 7/1/36                                 2,320,000       2,283,751
          6.50% 7/1/36                                 4,125,000       4,146,915
          7.00% 7/1/36                                    90,000          92,081
     Freddie Mac
          6.00% 1/1/17                                   676,614         674,499
          6.50% 6/17/14 to 3/1/16                      2,501,097       2,521,378
          9.00% 3/17/08                                    3,091           3,084
   ~ Freddie Mac ARM
          3.914% 4/1/34                                  481,852         478,388
          5.512% 4/1/33                                1,153,077       1,182,638
     Freddie Mac Balloon 5 yr
          4.00% 3/1/08 to 8/1/08                       2,267,987       2,204,537
          4.50% 1/1/10                                   179,550         175,604
     Freddie Mac Balloon 7 yr
          4.50% 3/1/10 to 12/1/11                      5,025,904       4,866,928
          5.00% 6/1/11 to 11/1/11                        723,723         709,534
          6.00% 4/1/09                                    58,392          58,441
     Freddie Mac FHAVA
          8.00% 3/1/08                                    14,254          14,356
          8.50% 1/1/09                                    10,177          10,362
          9.50% 2/1/10                                    56,813          57,629
          11.00% 2/1/14                                    8,787           9,399
     Freddie Mac Relocation 15 yr
          3.50% 9/1/18 to 10/1/18                      4,468,396       4,060,656
     Freddie Mac Relocation 30 yr
          5.00% 9/1/33                                 2,789,447       2,643,873
          6.50% 10/1/30                                    2,346           2,358
     Freddie Mac S.F. 15 yr
          4.00% 2/1/14                                 4,527,559       4,289,863
          4.50% 5/1/19                                 5,647,168       5,340,104
     Freddie Mac S.F. 15 yr (continued)
          6.00% 10/1/10                               $   22,874    $     22,881
          6.50% 6/1/11                                    39,672          40,093
          7.50% 4/1/11                                    85,963          88,246
          8.00% 7/1/16                                   275,760         290,323
     Freddie Mac S.F. 20 yr 5.50%
          9/1/24                                       2,240,031       2,177,730
     Freddie Mac S.F. 30 yr
          7.00% 11/1/33                                1,118,597       1,146,911
          8.00% 10/1/07 to 5/1/31                        902,546         933,491
          8.25% 3/1/09                                    47,775          48,089
          8.50% 12/1/08 to 11/1/10                        60,565          61,485
          8.75% 5/1/10                                    62,800          64,743
          9.00% 6/1/09 to 9/1/30                         447,277         483,561
          9.50% 6/1/16                                     9,469           9,727
          9.75% 12/1/08                                   11,643          12,000
          11.00% 11/1/19 to 5/1/20                        41,134          45,375
          11.50% 6/1/15 to 3/1/16                        524,987         582,338
     Freddie Mac S.F. 30 yr TBA 5.00%
          7/1/36                                         265,000         247,527
     GNMA I Buydown 30 yr 10.50%
          11/15/15                                        95,064         103,946
     GNMA I GPM
          11.00% 7/15/10                                  20,608          21,966
          11.50% 4/15/10                                  14,807          15,927
          12.25% 1/15/14                                  16,351          17,816
     GNMA I Mobile Home 6.50%
          9/15/10                                         23,512          23,755
     GNMA I S.F. 15 yr
          6.00% 2/15/09 to 6/15/09                       202,945         203,105
          7.50% 7/15/10 to 9/15/10                       291,683         295,773
          9.00% 11/15/06                                     393             394
     GNMA I S.F. 30 yr
          6.00% 4/15/33                                  689,399         685,090
          7.00% 5/15/28                                  476,672         492,313
          7.50% 12/15/23 to 12/15/31                     608,185         635,785
          8.00% 6/15/30                                   18,466          19,608
          9.00% 10/15/09 to 2/15/17                      159,989         167,741
          9.50% 6/15/16 to 11/15/17                       29,682          32,222
          11.00% 12/15/09 to 5/15/20                     311,013         340,434
     GNMA II GPM 9.75% 12/20/16 to
          9/20/17                                         21,953          23,695
     GNMA II S.F. 15 yr 7.50% 3/20/09                     12,240          12,455
     GNMA II S.F. 30 yr
          9.50% 11/20/20 to 11/20/21                     227,396         248,385
          10.50% 6/20/20                                   2,486           2,738
          11.00% 9/20/15 to 10/20/15                     131,647         143,893
          11.50% 12/20/17 to 10/20/18                     78,005          87,259
          12.00% 4/20/14 to 5/20/16                      273,033         301,570
          12.50% 10/20/13 to 1/20/14                      80,872          88,817
                                                                    ____________
Total Agency Mortgage-Backed
     Securities (cost $101,581,361)                                  100,718,610
                                                                    ____________

                                                       Principal        Market
                                                        Amount          Value
________________________________________________________________________________

Agency Obligations - 8.78%
________________________________________________________________________________

     Fannie Mae
          5.25% 12/3/07                               $6,345,000     $ 6,325,063
          6.625% 9/15/09                               1,645,000       1,701,899
     Federal Home Loan Bank
          3.50% 9/15/06                                  670,000         667,360
          3.625% 2/16/07                               1,500,000       1,482,683
          3.84% 11/25/09                               1,731,219       1,646,545
          4.875% 11/15/06                                115,000         114,766
     Freddie Mac
          4.625% 12/19/08                              1,010,000         991,784
          5.00% 2/8/08                                 3,200,000       3,175,453
   ^ Freddie Mac Principal Strip 3.57%
          10/15/08                                     6,630,000       5,869,267
                                                                     ___________
Total Agency Obligations
     (cost $22,315,151)                                               21,974,820
                                                                     ___________
________________________________________________________________________________

Commercial Mortgage-Backed Securities - 1.29%
________________________________________________________________________________

   ~ Credit Suisse Mortgage Capital
          Certificates Series 2006-C1
          AAB 5.681% 2/15/39                             230,000         226,025
     Greenwich Capital Commercial
          Mortgage Securities Series
          2006-GG7 AJ 6.11% 7/10/16                      270,000         270,000
   ~ JP Morgan Chase Commercial
          Mortgage Securities
          Series 2006-LDP7 AJ 5.876%
               4/15/45                                   255,000         253,123
        # Series 2006-RR1 A1 144A
               5.61% 10/18/52                            240,000         230,993
     Lehman Brothers-UBS Commercial
          Mortgage Trust Series 2005-C5
          A2 4.885% 9/15/30                              450,000         437,186
     Merrill Lynch Mortgage Trust
          Series 2005-CIP1 A2 4.96%
               7/12/38                                   270,000         262,137
        ~ Series 2006-C1 AJ 5.844%
               5/12/39                                   350,000         344,445
   ~ Merrill Lynch/Countrywide
          Commercial Mortgage Trust
          Series 2006-2 AJ 5.917%
          6/12/46                                        265,000         265,043
     Morgan Stanley Capital I
          Series 1998-XL1 A2 6.45%
               6/3/30                                     66,400          66,384
          Series 2005-HQ6 A2A 4.882%
               8/13/42                                   240,000         232,656
   # Tower 144A
          Series 2006-1 B 5.588%
               2/15/36                                   255,000         249,824
          Series 2006-1 C 5.707%
               2/15/36                                   390,000         382,570
                                                                     ___________
Total Commercial Mortgage-Backed
     Securities (cost $3,269,327)                                      3,220,386
                                                                     ___________
________________________________________________________________________________

Corporate Bonds - 0.84%
________________________________________________________________________________

Brokerage - 0.40%
     Merrill Lynch
        ~ 4.16% 3/12/07                               $  500,000     $   493,955
          6.00% 2/17/09                                  500,000         503,619
                                                                     ___________

                                                                         997,574
                                                                     ___________
Electric - 0.44%
     FPL Group Capital 4.086% 2/16/07                    115,000         113,885
     Southern Capital Funding 5.30%
          2/1/07                                       1,000,000         995,497
                                                                     ___________

                                                                       1,109,382
                                                                     ___________
Total Corporate Bonds
     (cost $2,192,592)                                                 2,106,956
                                                                     ___________
________________________________________________________________________________

Municipal Bonds - 0.40%
________________________________________________________________________________

     Massachusetts State Special
          Obligation Revenue Loan
          3.789% 6/1/22 (FSA)                            950,000       1,010,088
                                                                     ___________
Total Municipal Bonds
     (cost $1,046,374)                                                 1,010,088
                                                                     ___________
________________________________________________________________________________

Non-Agency Asset Backed Securities - 8.25%
________________________________________________________________________________

   ~ Ameriquest Mortgage Securities
          Series 2006-R1 A2C 5.513%
          3/25/36                                      1,335,000       1,337,088
     Chase Funding Mortgage Loan
          Asset-Backed Certificates Series
          2003-3 1A4 3.303% 11/25/29                     535,549         525,314
     Countrywide Asset-Backed
          Certificates
          Series 2004-S1 A2 3.872%
               3/25/20                                   775,000         760,741
        ~ Series 2005-12 2A2 4.898%
               2/25/36                                   670,000         661,194
        ~ Series 2006-1 AF2 5.281%
               7/25/36                                   260,000         257,430
        ~ Series 2006-3 2A2 5.503%
               6/25/36                                 1,750,000       1,753,075
        ~ Series 2006-4 2A2 5.503%
               7/25/36                                 1,855,000       1,858,288
          Series 2006-S3 A2 6.085%
               6/25/21                                   780,000         779,922
   # Dunkin Securitization Series 2006-1
          A2 144A 5.779% 6/20/31                         565,000         561,464
     Equity One ABS Series 2004-1 AF3
          3.054% 4/25/34                                 310,314         308,984
     General Motors Acceptance
          Corporation Mortgage Loan
          Trust Series 2003-HE2 A3
          4.12% 10/25/26                                 265,000         262,376
   # MASTR Specialized Loan Trust
          Series 2005-2 A2 144A 5.15%
          7/25/35                                        804,786         786,437
   ~ Merrill Lynch Mortgage Investors
          Series 2006-AR1 A2C 5.483%
          3/25/37                                      1,255,000       1,254,971


                                                                   (continues) 5

Statement of net assets

Delaware Limited-Term Government Fund


                                                       Principal        Market
                                                        Amount          Value
________________________________________________________________________________

Non-Agency Asset Backed Securities (continued)
________________________________________________________________________________

     Renaissance Home Equity Loan
          Trust
          Series 2004-4 AF2 3.856%
               2/25/35                               $   541,644      $  538,012
          Series 2005-4 A2 5.399%
               2/25/36                                   405,000         401,091
          Series 2005-4 A3 5.565%
               2/25/36                                   255,000         252,307
   ~ Residential Asset Mortgage
          Products Series 2004-RZ2 AI3
          4.30% 1/25/31                                  755,000         745,030
     Residential Asset Mortgage
          Securities Series 2006-KS3 AI3
          5.492% 4/25/36                                 875,000         876,542
     Residential Funding Mortgage
          Securities II
          Series 2003-HS2 AI3 3.17%
               3/25/18                                 1,961,490       1,905,794
        ~ Series 2005-HI2 A1 5.463%
               5/25/35                                   158,529         158,542
        ~ Series 2006-HSA2 AI2 5.50%
               3/25/36                                 1,600,000       1,587,505
   # Sierra Receivables Funding
          Company 144A
          Series 2003-1A A 3.09%
               1/15/14                                   373,752         365,687
          Series 2003-2A A1 3.03%
               12/15/15                                  311,025         299,986
     Structured Asset Securities
          Series 2005-4XS 1A2B 4.67%
               3/25/35                                 1,685,000       1,657,707
          Series 2005-NC1 A2 3.92%
               2/25/35                                   758,905         752,048
                                                                     ___________
Total Non-Agency Asset Backed
     Securities (cost $20,757,085)                                    20,647,535
                                                                     ___________
________________________________________________________________________________

Non-Agency Collateralized Mortgage Obligations - 9.30%
________________________________________________________________________________

     Bank of America Alternative Loan Trust
          Series 2005-5 2CB1 6.00%
               6/25/35                                   465,979         456,368
   ~ Bear Stearns Adjustable Rate
          Mortgage Trust Series 2005-7
          1A2 4.75% 8/25/35                              337,089         326,484
   ~ Bear Stearns Alternative A Trust
          Series 2006-3 33A1 6.204%
               5/25/36                                 1,021,094       1,024,926
          Series 2006-3 34A1 6.226%
               5/25/36                                 1,105,053       1,109,796
     Bear Stearns Asset Backed
          Securities Series 2005-AC8 A5
          5.50% 11/25/35                                 905,860         892,367
     Countrywide Alternative Loan Trust
        ~ Series 2004-J7 1A2 4.673%
               8/25/34                                   477,234         472,865
     Series 2006-2CB A3 5.50%
          3/25/36                                        721,865         717,310
  ~/ Countrywide Home Loan
          Mortgage Pass Through Trust
          Series 2006-HYB4 1A2 5.75%
          6/20/36                                    $   798,608      $  793,617
     Credit Suisse First Boston
          Mortgage Securities
          Series 2003-29 5A1 7.00%
               12/25/33                                  422,638         423,959
        ~ Series 2003-AR22 2A3 4.107%
               9/25/33                                    36,498          36,370
          Series 2004-1 3A1 7.00%
               2/25/34                                   235,114         237,074
     First Horizon Alternative Mortgage
          Securities Series 2004-FA1 1A1
          6.25% 10/25/34                                 973,992         970,491
   ~ General Motors Acceptance
          Corporation Mortgage Loan
          Trust Series 2005-AR2 4A
          5.187% 5/25/35                                 779,406         744,028
   # GSMPS Mortgage Loan Trust 144A
          Series 1998-2 A 7.75%
               5/19/27                                   382,926         395,271
          Series 1999-3 A 8.00%
               8/19/29                                   971,252       1,011,203
          Series 2005-RP1 1A4 8.50%
               1/25/35                                 1,069,955       1,126,125
     GSR Mortgage Home Loan Trust
          Series 2004-2F 9A1 6.00%
          9/25/19                                        723,728         722,266
   ~ Indymac Index Mortgage Loan
          Trust
          Series 2006-AR2 1A1A
               5.543% 4/25/46                          1,211,235       1,212,207
          Series 2006-AR7 5A1 6.167%
               5/25/36                                   671,894         670,763
   ~ JP Morgan Mortgage Trust
          Series 2004-A5 4A2 4.847%
               12/25/34                                  589,375         575,817
     Lehman Mortgage Trust Series
          2005-2 2A3 5.50% 12/25/35                      856,568         847,882
   # MASTR Reperforming Loan Trust
          Series 2005-1 1A5 144A
          8.00% 8/25/34                                  722,438         751,706
   ~ Nomura Asset Acceptance Series
          2006-AF1 1A2 6.159%
          5/25/36                                      2,640,000       2,625,974
     Residential Asset Mortgage Products
          Series 2004-SL1 A3 7.00%
               11/25/31                                  443,328         448,741
          Series 2004-SL4 A3 6.50%
               7/25/32                                   504,098         508,227

                                                       Principal        Market
                                                        Amount          Value
________________________________________________________________________________

Non-agency Collateralized Mortgage Obligations (continued)
________________________________________________________________________________

   / Washington Mutual Alternative
          Mortgage Pass-Through
          Certificates
          Series 2005-1 5A2 6.00%
               3/25/35                                 $ 444,026      $ 436,105
          Series 2005-1 6A2 6.50%
               3/25/35                                    96,203         96,304
        ~ Series 2006-AR5 3A 5.083%
               7/25/46                                   625,000        624,609
   ~ Washington Mutual
          Series 2003-AR4 A7 3.95%
               5/25/33                                 1,075,755      1,032,309
          Series 2006-AR7 1A 5.123%
               7/25/46                                   630,000        628,819
   ~ Wells Fargo Mortgage Backed
          Securities Trust Series 2006-
          AR4 2A1 5.793% 4/25/36                       1,389,371      1,362,403
                                                                    ___________
Total Non-agency Collateralized
     Mortgage Obligations
     (cost $23,754,466)                                              23,282,386
                                                                    ___________
________________________________________________________________________________

U.S. Treasury Obligations - 16.96%
________________________________________________________________________________

  oo U.S. Treasury Bond 12.00%
          8/15/13                                      1,930,000      2,193,792
     U.S. Treasury Inflation Index Notes
          2.375% 4/15/11                               1,420,860      1,415,699
          3.00% 7/15/12                                4,576,711      4,714,374
          3.875% 1/15/09                               1,117,762      1,158,107
          4.25% 1/15/10                                3,208,818      3,409,872
     U.S. Treasury Notes
          4.50% 2/15/16                                  265,000        252,206
          4.875% 5/31/11                              15,675,000     15,520,712
          5.125% 6/30/08 to 5/15/16                    6,420,000      6,416,728
   ^ U.S. Treasury Strip 4.254%
          11/15/13                                    10,735,000      7,391,756
                                                                    ___________

Total U.S. Treasury Obligations
     (cost $43,993,934)                                              42,473,246
                                                                    ___________
________________________________________________________________________________

Repurchase Agreements - 5.90%
________________________________________________________________________________

With BNP Paribas 4.50% 7/3/06
     (dated 6/30/06, to be repurchased
     at $7,784,918, collateralized by
     $7,587,000 U.S. Treasury Notes
     6.00% due 8/15/09, market value
     $7,945,145)                                       7,782,000      7,782,000
With Cantor Fitzgerald 4.40% 7/3/06
     (dated 6/30/06, to be repurchased
     at $2,001,734, collateralized by
     $1,001,000 U.S. Treasury Notes
     3.875% due 7/31/07, market
     value $1,002,416, $1,001,000
     U.S. Treasury Notes 3.875% due
     5/15/09, market value $971,800
     and $68,000 U.S. Treasury Notes
     6.50% due 10/15/06, market value
     $68,831)                                          2,001,000      2,001,000

With UBS Warburg 4.35% 7/3/06
     (dated 6/30/06, to be repurchased
     at $5,005,814, collateralized by
     $2,689,000 U.S. Treasury Notes
     3.875% due 5/15/09, market
     value $2,610,262 and $2,502,000
     U.S. Treasury Notes 4.875% due
     5/15/09, market value $2,501,241)                $5,004,000    $ 5,004,000
                                                                    ___________

Total Repurchase Agreements
     (cost $14,787,000)                                              14,787,000
                                                                    ___________
Total Market Value of Securities - 106.70%
     (cost $271,515,997)                                            267,172,231
                                                                    ___________
Liabilities Net of Receivables and
     Other Assets - (6.70%)A                                        (16,780,444)
                                                                    ___________
Net Assets Applicable to 30,798,580 Shares
     Outstanding - 100.00%                                         $250,391,787
                                                                    ___________

Net Asset Value - Delaware Limited-Term Government
     Fund Class A ($177,818,419 / 21,871,082 Shares)                      $8.13
                                                                          _____

Net Asset Value - Delaware Limited-Term Government
     Fund Class B ($14,906,319 / 1,833,836 Shares)                        $8.13
                                                                          _____

Net Asset Value - Delaware Limited-Term Government
     Fund Class C ($25,686,807 / 3,160,307 Shares)                        $8.13
                                                                          _____

Net Asset Value - Delaware Limited-Term Government
     Fund Class R ($1,865,595 / 229,381 Shares)                           $8.13
                                                                          _____

Net Asset Value - Delaware Limited-Term Government
     Fund Institutional Class ($30,114,647 / 3,703,974
     Shares)                                                              $8.13
                                                                          _____

Components of Net Assets at June 30, 2006:

Shares of beneficial interest (unlimited authorization
     - no par)                                                     $279,562,168
Undistributed net investment income                                      36,091
Accumulated net realized loss on investments                        (24,884,007)
Net unrealized depreciation of investments                           (4,322,465)
                                                                    ___________

Total net assets                                                   $250,391,787
                                                                    ___________


   ^ Zero coupon security. The interest rate shown is the yield at the time of purchase.

   # Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At June 30, 2006, the aggregate amount of Rule 144A securities equaled $6,161,266, which represented 2.46% of the Fund's net assets. See Note 9 in "Notes to Financial Statements."

   ~ Variable rate security. The interest rate shown is the rate as of June 30, 2006.

  oo Fully or partially pledged as collateral for financial futures contracts.

   / Pass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.

  :: Of this amount, $25,224,931 represents payable for securities purchased as of June 30, 2006.


                                                                   (continues) 7

Statement of net assets

Delaware Limited-Term Government Fund



Summary of Abbreviations:

ARM - Adjustable Rate Mortgage
FHAVA - Federal Housing Administration & Veterans Administration
FSA - Insured by Financial Security Assurance
GNMA - Government National Mortgage Association
GPM - Graduated Payment Mortgage
S.F. - Single Family
TBA - To Be Announced
yr - Year


Net Asset Value and Offering Price per Share
  - Delaware Limited-Term Government Fund

Net asset value Class A (A)                                                $8.13
Sales charge (2.75% of offering price) (B)                                  0.23
                                                                           _____

Offering price                                                             $8.36
                                                                           _____

(A) Net asset value per share, as illustrated, is the amount which would be paid upon redemption or repurchase of shares.

(B) See the current prospectus for purchases of $100,000 or more.

The following futures contracts and swap agreements were outstanding at June 30, 2006:

Futures Contracts (1)


                                                                                                    Unrealized
                                                   Notional Cost                    Expiration     Appreciation
Contracts to Buy (Sell)                             (Proceeds)     Notional Value      Date       (Depreciation)
_______________________                            _____________   ______________   ___________   ______________

(190) U.S. Treasury 2 year notes                   $(38,631,820)    $(38,528,438)     9/30/06           $103,382
113 U.S. Treasury 5 year notes                       11,739,075       11,684,906      9/30/06            (54,169)
(132) U.S. Treasury 10 year notes                   (13,894,631)     (13,841,441)     9/30/06             53,190
1 U.S. Treasury long bond                               106,224          106,656      9/30/06                432
                                                                                                        ________

                                                                                                        $102,835
                                                                                                        ________


The use of futures contracts involves elements of market risk and risks in excess of the amount recognized in the financial statements. The notional amounts presented above represent the Fund's total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Fund's net assets.


Swap Agreements (2)


                        Expiration                                                                                       Unrealized
  Notional Amount          Date                                           Description                                   Depreciation
___________________  _____________  ___________________________________________________________________________________  ___________

$7,665,000               8/1/06     Agreement with State Street to receive the notional amount multiplied by the return    $(81,534)
                                    on the Lehman Brothers Commercial MBS Index AAA and to pay the notional amount multiplied by the 1 Month BBA LIBOR adjusted by a spread of plus 0.10%.



Because there is no organized market for these swap agreements, the value of open swaps may differ from that which would be realized in the event the Fund terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the agreements. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the related unrealized amounts shown above.

 (1) See Note 7 in "Notes to Financial Statements."

 (2) See Note 8 in "Notes to Financial Statements."

See accompanying notes

Statement of operations


Delaware Limited-Term Government Fund

Six Months Ended June 30, 2006 (Unaudited)



Investment Income:

  Interest                                                                                                  $ 5,194,442

Expenses:

     Management fees                                                                           642,861
     Distribution expenses - Class A                                                           272,909
     Distribution expenses - Class B                                                            85,784
     Distribution expenses - Class C                                                           140,272
     Distribution expenses - Class R                                                             5,696
     Dividend disbursing and transfer agent fees and expenses                                  243,121
     Accounting and administration expenses                                                     51,429
     Registration fees                                                                          41,400
     Reports and statements to shareholders                                                     33,247
     Legal and professional fees                                                                31,855
     Custodian fees                                                                              8,119
     Trustees' fees                                                                              6,526
     Pricing fees                                                                                5,539
     Insurance fees                                                                              1,480
     Taxes (other than taxes on income)                                                            241
     Other                                                                                       8,524        1,579,003
                                                                                            __________
     Less expenses absorbed or waived                                                                          (232,340)
     Less waiver of distribution expenses - Class A                                                            (136,454)
     Less waiver of distribution expenses - Class R                                                                (949)
     Less expense paid indirectly                                                                                (5,824)
                                                                                                            ___________

     Total operating expenses                                                                                 1,203,436
                                                                                                            ___________

Net Investment Income                                                                                         3,991,006
                                                                                                            ___________

Net Realized and Unrealized Gain (Loss) on Investments:

     Net realized gain (loss) on:
            Investments                                                                                      (1,919,961)
            Futures contracts                                                                                   434,671
            Swap agreements                                                                                    (169,821)
                                                                                                            ___________

     Net realized loss                                                                                       (1,655,111)
     Net change in unrealized appreciation/depreciation of investments                                       (1,118,817)
                                                                                                            ___________

Net Realized and Unrealized Loss on Investments                                                              (2,773,928)
                                                                                                            ___________


Net Increase in Net Assets Resulting from Operations                                                        $ 1,217,078
                                                                                                            ___________


See accompanying notes

Statements of changes in net assets

Delaware Limited-Term Government Fund


                                                                                                    Six Months
                                                                                                       Ended               Year
                                                                                                      6/30/06             Ended
                                                                                                    (Unaudited)          12/31/05

Increase (Decrease) in Net Assets from Operations:

     Net investment income                                                                          $  3,991,006       $  9,054,870
     Net realized gain (loss) on investments                                                          (1,655,111)            92,515
     Net change in unrealized appreciation/depreciation of investments                                (1,118,817)        (4,822,424)
                                                                                                    ____________      _____________

     Net increase in net assets resulting from operations                                              1,217,078          4,324,961
                                                                                                    ____________      _____________


Dividends and Distributions to Shareholders from:

     Net investment income:
          Class A                                                                                     (4,042,560)        (8,396,279)
          Class B                                                                                       (305,433)          (816,183)
          Class C                                                                                       (500,252)        (1,372,384)
          Class R                                                                                        (39,022)           (72,128)
          Institutional Class                                                                           (655,893)        (1,067,500)
                                                                                                    ____________      _____________

                                                                                                      (5,543,160)       (11,724,474)
                                                                                                    ____________      _____________


Capital Share Transactions:

     Proceeds from shares sold:
          Class A                                                                                     14,019,057         34,387,014
          Class B                                                                                        386,903          3,150,546
          Class C                                                                                      1,798,732          3,011,996
          Class R                                                                                        181,044            547,094
          Institutional Class                                                                          5,385,375          9,632,155

     Net asset value of shares issued upon reinvestment of dividends and distributions:
          Class A                                                                                      3,166,945          6,548,109
          Class B                                                                                        233,600            618,044
          Class C                                                                                        366,959          1,009,404
          Class R                                                                                         38,047             72,128
          Institutional Class                                                                            647,300          1,052,442
                                                                                                    ____________      _____________

                                                                                                      26,223,962         60,028,932
                                                                                                    ____________      _____________


     Cost of shares repurchased:
          Class A                                                                                    (26,157,143)       (50,052,174)
          Class B                                                                                     (5,286,390)       (10,860,982)
          Class C                                                                                     (8,241,324)       (20,462,764)
          Class R                                                                                       (180,946)          (617,750)
          Institutional Class                                                                         (1,506,856)        (5,727,495)
                                                                                                    ____________      _____________

                                                                                                     (41,372,659)       (87,721,165)
                                                                                                    ____________      _____________

Decrease in net assets derived from capital share transactions                                       (15,148,697)       (27,692,233)
                                                                                                    ____________      _____________


Net Decrease in Net Assets                                                                           (19,474,779)       (35,091,746)


Net Assets:

     Beginning of period                                                                             269,866,566        304,958,312
                                                                                                    ____________      _____________

     End of period (including undistributed net investment income of $36,091 and $-, respectively)  $250,391,787     $  269,866,566
                                                                                                    ____________      _____________


See accompanying notes

Financial highlights


Delaware Limited-Term Government Fund Class A



Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months                          Year Ended
                                                                 Ended      ________________________________________________________
                                                               6/30/06 (1)  12/31/05    12/31/04    12/31/03    12/31/02   12/31/01
                                                               (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $8.270      $8.480      $8.620      $8.770      $8.600     $8.430

Income (loss) from investment operations:

Net investment income                                              0.132       0.278       0.244       0.222       0.349      0.423
Net realized and unrealized gain (loss) on investments            (0.091)     (0.132)     (0.048)     (0.039)      0.255      0.238
                                                                  ______      ______      ______      ______      ______     ______

Total from investment operations                                   0.041       0.146       0.196       0.183       0.604      0.661
                                                                  ______      ______      ______      ______      ______     ______

Less dividends and distributions from:

Net investment income                                             (0.181)     (0.356)     (0.336)     (0.315)     (0.434)    (0.491)
Return of capital                                                      -          -           -       (0.018)          -          -
                                                                  ______      ______      ______      ______      ______     ______

Total dividends and distributions                                 (0.181)     (0.356)     (0.336)     (0.333)     (0.434)    (0.491)
                                                                  ______      ______      ______      ______      ______     ______


Net asset value, end of period                                    $8.130      $8.270     $ 8.480      $8.620      $8.770     $8.600
                                                                  ______      ______      ______      ______      ______     ______


Total return (2)                                                   0.50%       1.76%       2.31%       2.12%       7.08%      8.16%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                         $177,818    $189,845    $204,053    $249,845    $250,729   $208,152
Ratio of expenses to average net assets                            0.80%       0.82%       0.75%       0.75%       0.75%      0.89%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                       1.13%       1.12%       1.13%       1.14%       1.05%      1.08%
Ratio of net investment income to average net assets               3.24%       3.32%       2.85%       2.57%       3.99%      4.92%
Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly            2.91%       3.02%       2.47%       2.18%       3.69%      4.73%
Portfolio turnover                                                  335%        259%        313%        483%        313%       386%
____________________________________________________________________________________________________________________________________


 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes



                                                                  (continues) 11

Financial highlights


Delaware Limited-Term Government Fund Class B



Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months                          Year Ended
                                                                 Ended      ________________________________________________________
                                                               6/30/06 (1)  12/31/05    12/31/04    12/31/03    12/31/02   12/31/01
                                                               (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $8.270      $8.480      $8.620      $8.770      $8.600     $8.430

Income (loss) from investment operations:

Net investment income                                              0.097       0.207       0.170       0.152       0.274      0.348
Net realized and unrealized gain (loss) on investments            (0.090)     (0.132)     (0.047)     (0.044)      0.255      0.238
                                                                  ______      ______      ______      ______      ______     ______

Total from investment operations                                   0.007       0.075       0.123       0.108       0.529      0.586
                                                                  ______      ______      ______      ______      ______     ______

Less dividends and distributions from:

Net investment income                                             (0.147)     (0.285)     (0.263)     (0.244)     (0.359)    (0.416)
Return of capital                                                      -           -           -      (0.014)          -          -
                                                                  ______      ______      ______      ______      ______     ______

Total dividends and distributions                                 (0.147)     (0.285)     (0.263)     (0.258)     (0.359)    (0.416)
                                                                  ______      ______      ______      ______      ______     ______


Net asset value, end of period                                    $8.130      $8.270      $8.480      $8.620      $8.770     $8.600
                                                                  ______      ______      ______      ______      ______     ______


Total return (2)                                                   0.08%       0.90%       1.44%       1.25%       6.17%      7.22%


Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $14,906     $19,857     $27,559     $37,774     $50,326    $21,743
Ratio of expenses to average net assets                            1.65%       1.67%       1.60%       1.60%       1.60%      1.74%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                       1.83%       1.82%       1.83%       1.86%       1.90%      1.93%
Ratio of net investment income to average net assets               2.39%       2.47%       2.00%       1.72%       3.14%      4.07%
Ratio of net investment income to average net assets
     prior to expense limitation and expenses paid indirectly      2.21%       2.32%       1.77%       1.46%       2.84%      3.88%
Portfolio turnover                                                  335%        259%        313%        483%        313%       386%
____________________________________________________________________________________________________________________________________


 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Limited-Term Government Fund Class C


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                               Six Months                          Year Ended
                                                                 Ended      ________________________________________________________
                                                               6/30/06 (1)  12/31/05    12/31/04    12/31/03    12/31/02   12/31/01
                                                               (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $8.270      $8.480      $8.620      $8.770      $8.600     $8.430

Income (loss) from investment operations:

Net investment income                                              0.097       0.207       0.170       0.152       0.274      0.347
Net realized and unrealized gain (loss) on investments            (0.090)     (0.132)     (0.047)     (0.044)      0.255      0.238
                                                                  ______      ______      ______      ______      ______     ______

Total from investment operations                                   0.007       0.075       0.123       0.108       0.529      0.585
                                                                  ______      ______      ______      ______      ______     ______
Less dividends and distributions from:

Net investment income                                             (0.147)     (0.285)    (0.263)      (0.244)     (0.359)    (0.415)
Return of capital                                                      -           -           -      (0.014)          -          -
                                                                  ______      ______      ______      ______      ______     ______

Total dividends and distributions                                 (0.147)     (0.285)     (0.263)     (0.258)     (0.359)    (0.415)
                                                                  ______      ______      ______      ______      ______     ______

Net asset value, end of period                                    $8.130      $8.270      $8.480      $8.620      $8.770     $8.600
                                                                  ______      ______      ______      ______      ______     ______

Total return (2)                                                    0.08%       0.90%       1.44%       1.25%       6.16%      7.20%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $25,687     $32,235     $49,709     $72,045     $71,189    $21,386
Ratio of expenses to average net assets                            1.65%       1.67%       1.60%       1.60%       1.60%      1.74%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                       1.83%       1.82%       1.83%       1.86%       1.90%      1.93%
Ratio of net investment income to average net assets               2.39%       2.47%       2.00%       1.72%       3.14%      4.07%
Ratio of net investment income to average net assets prior
     to expense limitation and expenses paid indirectly            2.21%       2.32%       1.77%       1.46%       2.84%      3.88%
Portfolio turnover                                                  335%        259%        313%        483%        313%       386%
____________________________________________________________________________________________________________________________________


 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value and does not reflect the impact of a sales charge. Total investment return reflects waivers and payment of fees by the manager. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

                                                                  (continues) 13

Financial highlights

Delaware Limited-Term Government Fund Class R


Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                                     Six Months          Year Ended       6/2/03 (2)
                                                                                        Ended       ____________________      to
                                                                                     6/30/06 (1)    12/31/05    12/31/04   12/31/03
                                                                                     (Unaudited)
____________________________________________________________________________________________________________________________________

Net asset value, beginning of period                                                   $8.270        $8.490      $8.630     $8.800

Income (loss) from investment operations:

Net investment income                                                                   0.118         0.244       0.205      0.074
Net realized and unrealized loss on investments                                        (0.091)       (0.142)     (0.048)    (0.063)
                                                                                       ______        ______      ______     ______

Total from investment operations                                                        0.027         0.102       0.157      0.011
                                                                                       ______        ______      ______     ______
Less dividends and distributions from:

Net investment income                                                                  (0.167)       (0.322)     (0.297)    (0.165)
Return of capital                                                                           -             -           -     (0.016)
                                                                                       ______        ______      ______     ______

Total dividends and distributions                                                      (0.167)       (0.322)     (0.297)    (0.181)
                                                                                       ______        ______      ______     ______

Net asset value, end of period                                                         $8.130        $8.270      $8.490     $8.630
                                                                                       ______        ______      ______     ______

Total return (3)                                                                         0.33%         1.34%       1.73%      0.14%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                                                $1,866        $1,860      $1,905     $1,499
Ratio of expenses to average net assets                                                 1.15%         1.23%       1.20%      1.20%
Ratio of expenses to average net assets prior to expense limitation and expenses
     paid indirectly                                                                    1.43%         1.42%       1.43%      1.38%
Ratio of net investment income to average net assets                                    2.89%         2.91%       2.40%      1.86%
Ratio of net investment income to average net assets prior to expense limitation and
     expenses paid indirectly                                                           2.61%         2.72%       2.17%      1.68%
Portfolio turnover                                                                       335%          259%        313%       483%
____________________________________________________________________________________________________________________________________


 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) Date of commencement of operations. Ratios have been annualized and total return has not been annualized.

 (3) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager and distributor, as applicable. Performance would have been lower had the expense limitation not been in effect.

See accompanying notes

Delaware Limited-Term Government Fund Institutional Class



Selected data for each share of the Fund outstanding throughout each period were as follows:

                                                                Six Months                       Year Ended
                                                                  Ended      _____________________________________________________
                                                                6/30/06 (1)  12/31/05   12/31/04   12/31/03   12/31/02   12/31/01
                                                               (Unaudited)
__________________________________________________________________________________________________________________________________

Net asset value, beginning of period                              $8.270      $8.480     $8.620     $8.770     $8.600     $8.430

Income (loss) from investment operations:

Net investment income                                              0.138       0.291      0.256      0.234      0.364      0.437
Net realized and unrealized gain (loss) on investments            (0.091)     (0.132)    (0.047)    (0.038)     0.255      0.238
                                                                  ______      ______     ______     ______     ______     ______

Total from investment operations                                   0.047       0.159      0.209      0.196      0.619      0.675
                                                                  ______      ______     ______     ______     ______     ______
Less dividends and distributions from:

Net investment income                                             (0.187)     (0.369)    (0.349)    (0.328)    (0.449)    (0.505)
Return of capital                                                      -           -          -     (0.018)         -          -
                                                                  ______      ______     ______     ______     ______     ______

Total dividends and distributions                                 (0.187)     (0.369)    (0.349)    (0.346)    (0.449)    (0.505)
                                                                  ______      ______     ______     ______     ______     ______

Net asset value, end of period                                    $8.130      $8.270     $8.480     $8.620     $8.770     $8.600
                                                                  ______      ______     ______     ______     ______     ______

Total return (2)                                                   0.58%       1.91%      2.46%      2.27%      7.27%      8.34%

Ratios and supplemental data:

Net assets, end of period (000 omitted)                          $30,115     $26,070    $21,732    $16,667    $13,289     $7,116
Ratio of expenses to average net assets                            0.65%       0.67%      0.60%      0.60%      0.60%      0.74%
Ratio of expenses to average net assets prior to expense
     limitation and expenses paid indirectly                       0.83%       0.82%      0.83%      0.86%      0.90%      0.93%
Ratio of net investment income to average net assets               3.39%       3.47%      3.00%      2.72%      4.14%      5.07%
Ratio of net investment income to average net assets prior to
     expense limitation and expenses paid indirectly               3.21%       3.32%      2.77%      2.46%      3.84%      4.88%
Portfolio turnover                                                  335%        259%       313%       483%       313%       386%
__________________________________________________________________________________________________________________________________


 (1) Ratios and portfolio turnover have been annualized and total return has not been annualized.

 (2) Total investment return is based on the change in net asset value of a share during the period and assumes reinvestment of dividend and distributions at net asset value. Total investment return reflects waivers and payment of fees by the manager.

See accompanying notes

Notes to financial statements

Delaware Limited-Term Government Fund

June 30, 2006 (Unaudited)


Delaware Group Limited-Term Government Funds (the "Trust") is organized as a Delaware statutory trust and offers one fund: Delaware Limited-Term Government Fund (the "Fund"). The Trust is an open-end investment company. The Fund is considered diversified under the Investment Company Act of 1940, as amended, and offers Class A, Class B, Class C, Class R and Institutional Class shares. Class A shares are sold with a front-end sales charge of up to 2.75%. Class B shares are sold with a contingent deferred sales charge that declines from 2% to zero depending upon the period of time the shares are held. Class B shares will automatically convert to Class A shares on a quarterly basis approximately five years after purchase. Class C shares are sold with a contingent deferred sales charge of 1%, if redeemed during the first 12 months. Class R and Institutional shares are not subject to a sales charge and are offered for sales exclusively to a limited group of investors.

The investment objective of the Fund is to seek a high stable level of current income, while attempting to minimize fluctuations in principal and provide maximum liquidity.

1. Significant Accounting Policies

The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by the Fund.

Security Valuation - Long-term debt securities are valued by an independent pricing service and such prices are believed to reflect the fair value of such securities. Short-term debt securities having less than 60 days to maturity are valued at amortized cost, which approximates market value. Futures contracts and options on futures contracts are valued at the daily quoted settlement prices. Swap agreements and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Fund's Board of Trustees. In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures, or with respect to foreign securities, aftermarket trading or significant events after local market trading (e.g., government actions or pronouncements, trading volume or volatility on markets, exchanges among dealers, or news events).

Federal Income Taxes - The Fund intends to continue to qualify for federal income tax purposes as a regulated investment company and make the requisite distributions to shareholders. Accordingly, no provision for federal income taxes has been made in the financial statements.

Class Accounting - Investment income and common expenses are allocated to the classes of the Fund on the basis of "settled shares" of each class in relation to the net assets of the Fund. Realized and unrealized gain (loss) on investments are allocated to the various classes of the Fund on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements - The Fund may invest in a pooled cash account along with other members of the Delaware Investments(R) Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Fund's custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates - The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other - Expenses common to all funds within the Delaware Investments(R) Family of Funds are allocated amongst the funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Premiums and discounts are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset- backed securities are classified as interest income. The Fund declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, annually.

The Fund receives earnings credits from its custodian when positive cash balances are maintained, which are used to offset custody fees. The expense paid under the above arrangement is included in custodian fees on the Statement of Operations with the corresponding expense offset shown as "expense paid indirectly."

2. Investment Management, Administration
   Agreements and Other Transactions with Affiliates

In accordance with the terms of its investment management agreement, the Fund pays Delaware Management Company (DMC), a series of Delaware Management Business Trust and the investment manager, an annual fee which is calculated daily at the rate of 0.50% on the first $500 million of average daily net assets of the Fund, 0.475% on the next $500 million, 0.45% on the next $1.5 billion, and 0.425% on average daily net assets in excess of $2.5 billion.

DMC has contractually agreed to waive that portion, if any, of its management fee and reimburse the Fund to the extent necessary to ensure that annual operating expenses, exclusive of taxes, interest, brokerage commissions, distribution fees, certain insurance costs and extraordinary expenses, do not exceed 0.65% of average daily net assets of the Fund through April 30, 2007.

2. Investment Management, Administration Agreements and Other Transactions with Affiliates (continued)

Delaware Service Company, Inc. (DSC), an affiliate of DMC, provides accounting, administration, dividend disbursing and transfer agent services. The Fund pays DSC a monthly fee computed at the annual rate of 0.04% of the Fund's average daily net assets for accounting and administration services. The Fund pays DSC a monthly fee based on the number of shareholder accounts for dividend disbursing and transfer agent services.

Pursuant to a distribution agreement and distribution plan, the Fund pays Delaware Distributors, L.P. (DDLP), the distributor and an affiliate of DMC, an annual distribution and service fee not to exceed 0.30% of the average daily net assets of the Class A shares, 1.00% of the average daily net assets of the Class B and C shares and 0.60% of the average daily net asset of Class R shares. Institutional Class shares paid no distribution and service expenses. DDLP has contracted to limit distribution and service fees through April 30, 2007 in order to prevent distribution and service fees of Class A and Class R shares from exceeding 0.15% and 0.50%, respectively, of average daily net assets

At June 30, 2006, the Fund had liabilities payable to affiliates as follows:

Investment management fee payable to DMC                     $ 71,007
Dividend disbursing, transfer agent, accounting and
     administration fees and other expenses payable to DSC     47,707
Distribution fee payable to DDLP                               56,486
Other expenses payable to DMC and affiliates*                  10,028

*DMC, as part of its administrative services, pays operating expenses on behalf of the Fund and is reimbursed on a periodic basis. Such expenses include items such as printing of shareholder reports, fees for audit, legal and tax services, registration fees and trustees' fees.

As provided in the investment management agreement, the Fund bears the cost of certain legal services, including internal legal services provided to the Fund by DMC employees. For the six months ended June 30, 2006, the Fund was charged $5,491 for internal legal services provided by DMC.

For the six months ended June 30, 2006, DDLP earned $4,944 for commissions on sales of the Fund's Class A shares. For the six months ended June 30, 2006, DDLP received gross contingent deferred sales charge commissions of $8, $8,370 and $698 on redemption of the Fund's Class A, Class B and Class C shares, respectively, and these commissions were entirely used to offset up-front commissions previously paid by DDLP to broker-dealers on sales of those shares.

Certain officers of DMC, DSC and DDLP are officers and/or trustees of the Trust. These officers and trustees are paid no compensation by the Fund.

3. Investments

For the six months ended June 30, 2006, the Fund made purchases of $197,583,201 and sales of $199,930,055 of investment securities other than long-term U.S. government securities and short-term investments. For the six months ended June 30, 2006, the Fund made purchases of $226,540,868 and sales of $226,077,054 of long-term U.S. government securities.

At June 30, 2006, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At June 30, 2006, the cost of investments was $273,559,083. At June 30, 2006, the net unrealized depreciation was $6,386,852, of which $127,211 related to unrealized appreciation of investments and $6,514,063 related to unrealized depreciation of investments.

4. Dividend and Distribution Information

Income and long-term capital gain distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles. Additionally, net short-term gains on sales of investment securities are treated as ordinary income for federal income tax purposes. The tax character of dividends and distributions paid during the six months ended June 30, 2006 and year ended December 31, 2005 was as follows:

                                                    Six Months       Year
                                                      Ended         Ended
                                                     6/30/05*      12/31/05
Ordinary income                                     $5,543,160    11,724,474

*Tax information for the six months ended June 30, 2006 is an estimate and the tax character of dividends and distributions may be redesignated at fiscal year end.

The components of net assets are estimated since final tax characteristics cannot be determined until fiscal year end. As of June 30, 2006, the estimated components of net assets on a tax basis were as follows:

Shares of beneficial interest                                  $279,562,168
Undistributed ordinary income                                        38,449
Six month period realized losses                                 (3,121,817)
Capital loss carryforwards                                      (19,618,627)
Unrealized depreciation of investments                           (6,468,386)
                                                               ____________

Net assets                                                     $250,391,787
                                                               ____________

The differences between book basis and tax basis components of net assets are primarily attributable to tax deferral of losses on wash sales, mark-to-market of futures contracts, tax treatment of market discount and premium on debt instruments and contingent payment debt instruments.

For financial reporting purposes, capital accounts are adjusted to reflect the tax character of permanent book/tax differences. Reclassifications are primarily due to tax treatment of gain (loss) on paydowns of mortgage- and asset-backed securities and market discount and premium on certain debt instruments. Results of operations and net assets were not affected by these reclassifications. For the six months ended June 30, 2006, the Fund recorded an estimate of these differences since the final tax characteristics cannot be determined until fiscal year end.

Undistributed net investment income                              $1,588,245
Accumulated net realized gain (loss)                             (1,588,245)

For federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. Capital loss carryforwards remaining at December 31, 2005 will expire as follows: $5,505,504 expires in 2007, $5,888,621 expires in 2008, $6,133,212 expires in 2012 and $2,091,290 expires in 2013.

                                                                  (continues) 17

Notes to financial statements

Delaware Limited-Term Government Fund


4. Dividend and Distribution Information (continued)

For the six months ended June 30, 2006, the Fund had capital losses of $3,121,817 which may increase the capital loss carryforwards.

5. Capital Shares

Transactions in capital shares were as follows:

                                          Six Months                Year
                                            Ended                  Ended
                                           6/30/06                12/31/05
Shares sold:
     Class A                               1,710,306              4,103,629
     Class B                                  47,241                376,467
     Class C                                 219,942                358,771
     Class R                                  22,073                 65,299
     Institutional Class                     655,375              1,146,686

Shares issued upon reinvestment of dividends and
     distributions:
     Class A                                 386,331                781,759
     Class B                                  28,495                 73,748
     Class C                                  44,766                120,425
     Class R                                   4,643                  8,613
     Institutional Class                      78,990                125,695
                                         ___________           ____________

                                           3,198,162              7,161,092
                                         ___________           ____________
Shares repurchased:
     Class A                              (3,189,669)            (5,977,270)
     Class B                                (644,188)            (1,297,042)
     Class C                              (1,004,403)            (2,439,919)
     Class R                                 (22,225)               (73,587)
     Institutional Class                    (183,806)              (680,892)
                                         ___________           ____________

                                          (5,044,291)           (10,468,710)
                                         ___________           ____________

Net decrease                              (1,846,129)            (3,307,618)
                                         ___________           ____________

For the six months ended June 30, 2006 and the year ended December 31, 2005, 92,347 Class B shares were converted to 92,347 Class A shares valued at $754,394 and 123,282 Class B shares were converted to 123,282 Class A shares valued at $1,027,637, respectively. The respective amounts are included in Class B redemptions and Class A subscriptions in the table above and the Statements of Changes in Net Assets.

6. Line of Credit

The Fund, along with certain other funds in the Delaware Investments(R) Family of Funds (the "Participants"), participates in a $225,000,000 revolving line of credit facility to be used for temporary or emergency purposes as an additional source of liquidity to fund redemptions of investor shares. The Participants are charged an annual commitment fee, which is allocated across the Participants on the basis of each fund's allocation of the entire facility. The Participants may borrow up to a maximum of one third of their net assets under the agreement. The Fund had no amount outstanding as of June 30, 2006, or at any time during the period.

7. Futures Contract

The Fund may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Fund deposits cash or pledges U.S. government securities to a broker, equal to the minimum "initial margin" requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as "variation margin" and are recorded daily by the Fund as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risk of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

8. Swap Agreements

The Fund may enter into total return swap agreements in accordance with its investment objectives. A swap is an agreement to exchange the return generated by one instrument for the return generated by another instrument. Total return swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Fund will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Fund will make a payment to the counterparty. The change in value of swap agreements outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap agreement.

9. Credit and Market Risk

The Fund invests in fixed income securities whose value is derived from an underlying pool of mortgages or consumer loans. Investors receive principal and interest payments as the underlying mortgages and consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Fund's yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Fund may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Fund may invest up to 10% of its total assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Fund from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Board of Trustees has delegated to DMC the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund's limitation on investments in illiquid assets. At June 30, 2006, no securities have been determined to be illiquid under the Fund's Liquidity Procedures. Rule 144A securities have been identified on the Statement of Net Assets.

10. Contractual Obligations

The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund's maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund's existing contracts and expects the risk of loss to be remote.

Other Fund information

Delaware Limited-Term Government Fund


Board Consideration of Delaware Limited-Term Government Fund Investment Advisory Agreement

At a meeting held on May 17-18, 2006 (the "Annual Meeting"), the Board of Trustees, including a majority of disinterested or independent Trustees, approved the renewal of the Investment Advisory Agreement for the Delaware Limited-Term Government Fund (the "Fund"). In making its decision, the Board considered information furnished throughout the year at regular Board meetings, as well as information prepared specifically in connection with the Annual Meeting. Information furnished and discussed throughout the year included reports detailing Fund performance, investment strategies, expenses, compliance matters and other services provided by Delaware Management Company ("DMC"), the investment advisor. Information furnished specifically in connection with the Annual Meeting included materials provided by DMC and its affiliates ("Delaware Investments") concerning, among other things, the level of services provided to the Fund, the costs of such services to the Fund, economies of scale and the financial condition and profitability of Delaware Investments. In addition, in connection with the Annual Meeting, the Board considered independent historical and comparative reports prepared by Lipper Inc. ("Lipper"), an independent statistical compilation organization. The Board also considered industry comparative information presented by representatives from Lipper. The Lipper reports compared the Fund's investment performance and expenses with those of other comparable mutual funds. The Board also received certain supplemental information regarding management's policy with respect to advisory fee levels and its philosophy with respect to breakpoints; the structure of portfolio manager compensation; and any constraints or limitations on the availability of securities in certain investment styles which might inhibit DMC's ability to fully invest in accordance with Fund policies.

In considering such materials, the independent Trustees received assistance and advice from and met separately with independent counsel and representatives from Lipper. At the meeting with representatives from Lipper, Mr. Driscoll, then Chairman of the Delaware Investments(R) Family of Funds, and Chairman and Chief Executive Officer of the investment advisor, was present to respond to questions by Lipper and the independent Trustees. While the Board considered the Investment Advisory Agreements for all of the funds in the Delaware Investments Family of Funds at the same Board meeting, information was provided and considered by the Board for each fund individually. In approving the continuance of the Investment Advisory Agreement for the Fund, the Board, including a majority of independent Trustees, determined that the existing advisory fee structure was fair and reasonable and that the continuance of the Investment Advisory Agreement was in the best interests of the Fund and its shareholders. While attention was given to all information furnished, the following discusses the primary factors relevant to the Board's deliberations and determination, including those relating to the selection of the investment advisor and the approval of the advisory fee.

Nature, Extent and Quality of Service. Consideration was given to the services provided by Delaware Investments to the Fund and its shareholders. In reviewing the nature, extent and quality of services, the Board emphasized reports furnished to it throughout the year at regular Board meetings covering matters such as the relative performance of the Fund, compliance of portfolio managers with the investment policies, strategies and restrictions for the Fund, the compliance of management personnel with the Code of Ethics adopted throughout the Delaware Investments Family of Funds complex, the adherence to fair value pricing procedures as established by the Board and the accuracy of net asset value calculations. The Board noted that it was pleased with the current staffing of the Fund's investment advisor and management's efforts to strengthen and deepen portfolio management teams during the past year, the emphasis on research and the compensation system for advisory personnel. Favorable consideration was given to DMC's efforts to maintain, and in some instances increase, financial and human resources committed to fund matters. Other factors taken into account by the Board were Delaware Investments' preparedness for, and response to, legal and regulatory matters. The Board also considered the transfer agent and shareholder services provided to Fund shareholders by Delaware Investments' affiliate, Delaware Service Company, Inc. ("DSC"), noting DSC's commitment to maintain a high level of service in keeping with its past receipt of the DALBAR Pyramid Award, and the continuing expenditures by Delaware Investments to improve the delivery of shareholder services. Additionally, the Board noted the extent of benefits provided to Fund shareholders for being part of the Delaware Investments Family of Funds, including the privilege to exchange investments between the same class of shares of funds without a sales charge, the ability to reinvest Fund dividends into other funds and the privilege to combine holdings in other funds to obtain a reduced sales charge. The Board was satisfied with the nature, extent and quality of the overall services provided by Delaware Investments.

Investment Performance. The Board considered the investment performance of DMC and the Fund. The Board was pleased with DMC's investment performance. The Board placed significant emphasis on the investment performance of the Fund in view of its importance to shareholders. While consideration was given to performance reports and discussions with portfolio managers at Board meetings throughout the year, particular weight was given to the Lipper reports furnished for the Annual Meeting. The Lipper reports prepared for the Fund showed the investment performance of its Class A shares in comparison to a group of similar funds as selected by Lipper (the "Performance Universe"). A fund with the best performance is ranked first, and a fund with the poorest performance is ranked last. The highest/best performing 25% of funds in the Performance Universe make up the first quartile; the next 25% - the second quartile; the next 25% - the third quartile; and the poorest/worst performing 25% of funds in the Performance Universe make up the fourth quartile. Comparative annualized performance for the Fund was shown for the past one, three and five year periods ended January 31, 2006. The Board noted its objective that the Fund's performance be at or above the median of its Performance Universe. The following paragraph summarizes the performance results for the Fund and the Board's view of such performance.

The Performance Universe for the Fund consisted of the Fund and all retail and institutional income funds as selected by Lipper. The Lipper report comparison showed that the Fund's total return for the one and five year periods was in the first quartile of such Performance Universe. The report further showed that the Fund's total return for the three year period was in the second quartile. The Board was satisfied with such performance.

Board Consideration of Delaware Limited-Term Government Fund Investment Advisory Agreement (continued)

Comparative Expenses. The Board considered expense data for the Delaware Investments(R) Family of Funds. Management provided the Board with information on pricing levels and fee structures for the Fund. The Board focused particularly on the comparative analysis of the management fees and total expense ratios of the Fund and the management fees and expense ratios of a group of similar funds as selected by Lipper (the "Expense Group"). In reviewing comparative costs, the Fund's contractual management fee and the actual management fee incurred by the Fund were compared with the contractual management fees (assuming all funds in the Expense Group were similar in size to the Fund) and actual management fees (as reported by each fund) of other funds within the Expense Group, taking into effect any applicable breakpoints and fee waivers. The Fund's total expenses were also compared with those of its Expense Group. The Lipper total expenses, for comparative consistency, were shown by Lipper for Class A shares and compared total expenses including 12b-1 and non-12b-1 service fees. The Board also considered fees paid to Delaware Investments for non-management services. The Board noted its objective to limit the Fund's total expense ratio to an acceptable range as compared to the median of the Expense Group. The following paragraph summarizes the expense results for the Fund and the Board's view of such expenses.

The expense comparisons for the Fund showed that its actual management fee and total expenses were in the quartile with the lowest expenses of its Expense Group. The Board was satisfied with the management fees and total expenses of the Fund in comparison to its Expense Group as shown in the Lipper report.

Management Profitability. The Board considered the level of profits, if any, realized by Delaware Investments in connection with the operation of the Fund. In this respect, the Board reviewed the Investment Management Profitability Analysis that addressed the overall profitability of Delaware Investments' business in providing management and other services to each of the individual funds and the Delaware Investments(R) Family of Funds as a whole. Specific attention was given to the methodology followed in allocating costs for the purpose of determining profitability. Management stated that the level of profits of Delaware Investments, to a certain extent, reflected operational cost savings and efficiencies initiated by Delaware Investments. The Board considered Delaware Investments' expenditures to improve services provided to fund shareholders and to meet additional regulatory and compliance requirements resulting from recent SEC initiatives. The Board also considered the extent to which Delaware Investments might derive ancillary benefits from fund operations, including the potential for procuring additional business as a result of the prestige and visibility associated with its role as service provider to the Delaware Investments Family of Funds, the benefits from allocation of fund brokerage to improve trading efficiencies and the use of "soft" commission dollars to pay for proprietary and non-proprietary research. The Board did not find that the level of profits realized by Delaware Investments from the relationships with the Fund and the Delaware Investments Family of Funds required negotiation of reduction of fees.

Economies of Scale. The Trustees considered whether economies of scale are realized by Delaware Investments as the Fund's assets increase and the extent to which any economies of scale are reflected in the level of management fees charged. The Trustees took into account the standardized advisory fee pricing and structure approved by the Board and shareholders as part of a complex-wide shareholder meeting conducted in 1998/1999. At that time, Delaware Investments introduced breakpoints to account for management economies of scale. The Board noted that the fee under the Fund's management contract fell within the standard structure. The Board also noted that the Fund's assets exceeded the first breakpoint level. The Board believed that, given the extent to which economies of scale might be realized by the advisor and its affiliates, the schedule of fees under the Investment Advisory Agreement provides a sharing of benefits with the Fund and its shareholders.

About the organization

This semiannual report is for the information of Delaware Limited-Term Government Fund shareholders, but it may be used with prospective investors when preceded or accompanied by a current prospectus for Delaware Limited-Term Government Fund and the Delaware Investments(R) Performance Update for the most recently completed calendar quarter. The prospectus sets forth details about charges, expenses, investment objectives, and operating policies of the Fund. You should read the prospectus carefully before you invest. The figures in this report represent past results that are not a guarantee of future results. The return and principal value of an investment in the Fund will fluctuate so that shares, when redeemed, may be worth more or less than their original cost.

Board of trustees

Patrick P. Coyne

Chairman, President,
and Chief Executive Officer
Delaware Investments Family of Funds
Philadelphia, PA

Thomas L. Bennett

Private Investor
Rosemont, PA

John A. Fry

President
Franklin & Marshall College
Lancaster, PA

Anthony D. Knerr

Founder and Managing Director
Anthony Knerr & Associates
New York, NY

Lucinda S. Landreth

Former Chief Investment Officer
Assurant, Inc.
Philadelphia, PA

Ann R. Leven

Owner - ARL Associates,
Financial and Strategic Consultants
Washington, DC

Thomas F. Madison

President and Chief Executive Officer
MLM Partners, Inc.
Minneapolis, MN

Janet L. Yeomans

Vice President and Treasurer
3M Corporation
St. Paul, MN

J. Richard Zecher

Founder
Investor Analytics
Scottsdale, AZ

Affiliated Officers

Michael P. Bishof

Senior Vice President and
Chief Financial Officer
Delaware Investments Family of Funds
Philadelphia, PA

David F. Connor

Vice President, Deputy General Counsel,
and Secretary
Delaware Investments Family of Funds
Philadelphia, PA

David P. O'Connor

Senior Vice President, General Counsel,
and Chief Legal Officer
Delaware Investments Family of Funds
Philadelphia, PA

John J. O'Connor

Senior Vice President and Treasurer
Delaware Investments Family of Funds
Philadelphia, PA

Contact information

Investment manager

Delaware Management Company, a series
of Delaware Management Business Trust
Philadelphia, PA

National distributor

Delaware Distributors, L.P.
Philadelphia, PA

Shareholder servicing, dividend
disbursing, and transfer agent

Delaware Service Company, Inc.
2005 Market Street
Philadelphia, PA 19103-7094

For shareholders

800 523-1918

For securities dealers and financial
institutions representatives only

800 362-7500

Web site

www.delawareinvestments.com

Delaware Investments is the marketing name of Delaware Management Holdings, Inc. and its subsidiaries.

The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on Form N-Q. The Fund's Forms N-Q, as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies (if any) relating to portfolio securities are available without charge (i) upon request, by calling 800 523-1918; (ii) on the Fund's Web site at http://www.delawareinvestments.com; and (iii) on the Commission's Web site at http://www.sec.gov. The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, D.C.; information on the operation of the Public Reference Room may be obtained by calling 800 SEC-0330.

Information (if any) regarding how the Fund voted proxies relating to portfolio securities during the most recently disclosed 12-month period ended June 30 is available without charge (i) through the Fund's Web site at http://www.delawareinvestments.com; and (ii) on the Commission's Web site at http://www.sec.gov.

Get shareholder reports and prospectuses online instead of in the mail.

> Visit www.delawareinvestments.com/edelivery

Simplify your life.

Manage your investments online!

Get Account Access, the Delaware Investments(R) secure Web site that allows you to conduct your business online. Gain 24-hour access to your account and one of the highest levels of Web security available. You also get:

o Hassle-free investing - Make online purchases and redemptions at any time.

o Simplified tax processing - Automatically retrieve your Delaware Investments accounts' 1099 information and import it directly into your 1040 tax return. Available only with Turbo Tax(R) Online(SM) and Desktop software - www.turbotax.com.

o Less mail clutter - Get instant access to your fund materials online with Delaware eDelivery.

Register for Account Access today! Please visit us at www.delawareinvestments.com, select Individual Investors, and click Account Access.

Please call our Shareholder Service Center at 800 523-1918 Monday through Friday from 8:00 a.m. to 7:00 p.m., Eastern Time, for assistance with any questions.


[DELAWARE LOGO]


(749)                                                         Printed in the USA
SA-022 [6/06] CGI 8/06                                     MF-06-07-370  PO11159

Item 2. Code of Ethics

     Not applicable.

Item 3. Audit Committee Financial Expert

     Not applicable.

Item 4. Principal Accountant Fees and Services

     Not applicable.

Item 5. Audit Committee of Listed Registrants

     Not applicable.

Item 6. Schedule of Investments

     Included as part of report to shareholders filed under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

     Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

     Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Companies and Affiliated Purchasers

     Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

     Not applicable.

Item 11.  Controls and Procedures

     The registrant's principal executive officer and principal financial officer have evaluated the registrant's disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant's internal control over financial reporting that occurred during the second fiscal quarter of the period covered by the report to stockholders included herein (i.e., the registrant's second fiscal quarter) that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 12.  Exhibits

(a) (1) Code of Ethics

     Not applicable.

    (2) Certifications of Principal Executive Officer and Principal Financial Officer pursuant to Rule 30a-2 under the Investment Company Act of 1940 are attached hereto as Exhibit 99.CERT.

    (3) Written solicitations to purchase securities pursuant to Rule 23c-1 under the Securities Exchange Act of 1934.

     Not applicable.

(b) Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 are furnished herewith as Exhibit 99.906CERT.


                                   SIGNATURES

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf, by the undersigned, thereunto duly authorized.

Name of Registrant: Delaware Group Limited-Term Government Funds

         Patrick P. Coyne
________________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    September 5, 2006

     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

         Patrick P. Coyne
________________________________

By:      Patrick P. Coyne
Title:   Chief Executive Officer
Date:    September 5, 2006


         Michael P. Bishof
________________________________

By:      Michael P. Bishof
Title:   Chief Financial Officer
Date:    September 5, 2006